Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2019	$ 88	$ 9,442,027		$ (3,574,806)	$ 5,867,921
Beginning balance, shares at May. 31, 2019	875,497
Shares issued for PLAYlive Nation acquisition	$ 9	1,439,991			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	93,750
Shares issued for vesting of employment agreement awards	$ 1	153,000			153,001
Shares issued for vesting of employment agreement awards, shares	13,125
Shares issued for cash	$ 2	87,698			$ 87,700
Shares issued for cash, shares	15,625				123,000
Shares issued to directors, officers and employees as compensation		5,900			$ 5,900
Shares issued to directors, officers and employees as compensation, shares	625
Shares issued in connection with notes payable		3,487			3,487
Shares issued in connection with notes payable, shares
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to noncontrolling interest			(45,541)		(45,541)
Net loss				(2,620,238)	(2,620,238)
Ending balance at May. 31, 2020	$ 100	11,132,103	(21,487)	(6,195,044)	4,915,672
Ending balance, shares at May. 31, 2020	998,622
Shares issued for cash		25,000			25,000
Shares issued for cash, shares	2,976
Shares issued to directors, officers and employees as compensation	$ 24	2,551,054			2,551,078
Shares issued to directors, officers and employees as compensation, shares	239,567
Shares issued in connection with franchise acquisition	$ 7	703,860			703,867
Shares issued in connection with franchise acquisition, shares	64,714
Shares issued in connection with notes payable	$ 6	640,479			640,485
Shares issued in connection with notes payable, shares	63,959
Shares issued for payable and accrued liabilities	$ 2	354,998			355,000
Shares issued for payable and accrued liabilities, shares	25,625
Shares/Warrants issued in connection with conversion of note payable	$ 2	1,173,071			$ 1,173,073
Shares/Warrants issued in connection with conversion of note payable, shares	19,748				84,000
Shares issued in connection with consulting agreement	$ 1	128,197			$ 128,198
Shares issued in connection with consulting agreement, shares	11,285
Rounding related to reverse stock split
Rounding related to reverse stock split, shares	628
Non-controlling interest of original investment in subsidiaries			292,500
Net loss attributable to noncontrolling interest			(97,974)		(97,973)
Net loss				(6,096,855)	(6,096,855)
Ending balance at May. 31, 2021	$ 142	$ 16,708,762	$ 173,039	$ (12,291,899)	$ 4,590,044
Ending balance, shares at May. 31, 2021	427,124